Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
18.	Leases

The Group as a lessor

The Group entered into lease agreements as lessor with both third parties and a related party.

	For the years ended December 31,
	2023	2024	2025
Rental Income
Third parties
Lishui Boyuan Education Consulting Co., Ltd.	-	-	628,931
Langfang Lizhi Education Consulting Co., Ltd.	-	-	330,189
Langfang Xingrun Aviation Service Co., Ltd.	-	-	16,509
Zhejiang Huapu Yifang Technology Co., Ltd.	-	-	4,666
Langfang Quantong Logistics Co., Ltd.	-	-	2,830

Related party
Lianwai Kindergarten	754,285	754,285	377,143
Total	754,285	754,285	1,360,268

The Group continued leasing its space to Lianwai Kindergarten for their operation of kindergarten care service after the disposal in November, 2018. The original lease term expired on 31 December 2025 (Note 20). On the same date, the Group entered into a new one-year lease agreement with Lianwai Kindergarten.

The Group as a lessee

On July 31, 2024, the Group entered into a six-year lease agreement with Hebei Petroleum Technical College for educational use. Following the early termination of the agreement in 2025, the Group is required to complete campus relocation and vacate the property by January 15, 2026.

On December 31, 2025, the Group entered into another lease agreement with AVIC China Railway Education Technology Co., Ltd for education use, with a lease term from December 31, 2025 to March 30, 2031.

	As of December 31,
	2024	2025

Operating right-of-use assets	51,906,613	54,080,188

Operating lease payment liabilities, current	9,208,569	10,479,626
Operating lease payment liabilities, non-current	38,352,135	38,439,295
Total	47,560,704	48,918,921

The weighted average discount rate of the operating lease was 3.84% and 3.78% as of December 31, 2024 and 2025. The weighted average remaining lease term was 5.45years and 4.59 year as of December 31, 2024 and 2025. Cash paid for operating lease was RMB11,628,836 and RMB11,552,022 for the years ended December 31, 2024 and 2025. Operating right-of-use assets obtained in exchange for operating lease payment liabilities was RMB 55,593,928 and RMB11,194,513 for the year ended December 31, 2024 and 2025.

For the years ended December 31 2023, 2024 and 2025, the lease expense was as follows:

	For the years ended December 31,
	2023	2024	2025

Operating leases expense	4,454,857	7,076,506	10,736,663
Short-term lease expense	1,295,043	377,430	308,926
Total	5,749,900	7,453,936	11,045,589

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2025:

For the years ended December 31,	RMB
2026	12,169,810
2027	12,830,189
2028	12,830,189
2029	12,830,189
Thereafter	2,452,830
Total lease payments	53,113,207
Less: imputed interest	(4,194,286)
Total operating lease liabilities	48,918,921